Form N-1A Supplement	Jan. 01, 2026
American Century ETF Trust | American Century Mid Cap Growth Impact ETF Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

American Century ETF Trust Prospectus Supplement American Century® Mid Cap Growth Impact ETF
Supplement dated July 16, 2026 ■ Prospectus dated January 1, 2026

Important Notice Regarding Change in Investment Policy and Name

Effective October 12, 2026 (the "Effective Date"), American Century® Mid Cap Growth Impact ETF will be renamed American Century® Mid Cap Growth Insights ETF. As of that date, all references to American Century® Mid Cap Growth Impact ETF will be replaced with American Century® Mid Cap Growth Insights ETF. As of the Effective Date, the fund will no longer have a policy to focus its investments in securities of companies aligning with the United Nations Sustainable Development Goals. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. The fund’s investment objective will remain the same.

Also on the Effective Date, the fund will cease operating as a nontransparent ETF utilizing the NYSE Proxy Portfolio Methodology licensed from the NYSE Group. As of that date, the fund will operate as a transparent ETF under Rule 6c-11, publicly disclosing its portfolio holdings each day.

The following changes will be effective October 12, 2026:

The following replaces the Annual Fund Operating Expenses table in the Fees and Expenses section on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.39%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.39%
[1]    The management fee has been restated to reflect a decrease in the management fee effective October 12, 2026.

The following replaces the Example table in the Fees and Expenses section on page 2 of the prospectus:

1 year	3 years	5 years	10 years
$40	$126	$219	$493

The following replaces the Principal Investment Strategies section on pages 2-3 of the prospectus:

Principal Investment Strategies
The portfolio managers look for stocks of medium capitalization companies they believe will increase in value over time, using proprietary fundamental research. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts.
When evaluating a security’s potential for financial return, portfolio managers seek companies with attractive returns on invested capital that are demonstrating or expected to demonstrate long-term business improvement. Analytical indicators helping to identify or forecast signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. This analysis supports the portfolio managers’ decisions to buy or hold the stocks of companies that meet their selection criteria and sell the stocks of companies whose characteristics no longer meet their criteria. Guided by this fundamental analysis, the advisor applies systematic risk controls and portfolio construction techniques to generate trade recommendations, which the portfolio managers use in an effort to improve efficiency, capacity, and liquidity.
The fund will invest principally in exchange-traded common stocks. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in securities of medium-capitalization companies. The portfolio managers consider medium capitalization companies to include those whose market capitalizations at the time of purchase are within the total capitalization range of the Russell Midcap® Growth Index. Though market capitalizations will change from time to time, as of June 30, 2026, the fund considers companies with market capitalizations between $2.5 billion and $92.7 billion to be medium capitalization companies. The fund may purchase securities of small and large capitalization companies as well. The fund is nondiversified and normally invests in a relatively limited number of companies
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

The following replaces the Principal Risks section on pages 3-5 of the prospectus:
Principal Risks
•Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
•Nondiversification Risk — The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the portfolio managers the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund and the fund may be more volatile than if it was diversified.
•Sector Risk — If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund. Companies in the same sector may be similarly affected by economic, regulatory, political or market events, or conditions, making the fund more vulnerable to unfavorable developments in that economic sector.
•Growth Stocks Risk — Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Mid Cap Stocks Risk — The fund invests in medium-capitalization and smaller companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.
•Style Risk — If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Trading Risk — The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Large Shareholder Risk — Certain shareholders, including other funds advised by the advisor, may from time to time own a substantial amount of the shares of the fund. In addition, a third-party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may therefore have a material upward or downward effect on the market price of the shares.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.